Shareholder Report, Line Graph (Details) - USD ($)	Mar. 30, 2021	Feb. 01, 2019	Dec. 04, 2017	Jul. 18, 2016	Oct. 30, 2014	Sep. 29, 2014	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000133119
Account Value [Line Items]
Line Graph and Table Measure Name					ARK Genomic Revolution ETF
C000133120
Account Value [Line Items]
Line Graph and Table Measure Name						ARK Autonomous Technology & Robotics ETF
C000133121
Account Value [Line Items]
Line Graph and Table Measure Name					ARK Innovation ETF
C000133122
Account Value [Line Items]
Line Graph and Table Measure Name						ARK Next Generation Internet ETF
C000209702
Account Value [Line Items]
Line Graph and Table Measure Name		ARK Fintech Innovation ETF
C000226276
Account Value [Line Items]
Line Graph and Table Measure Name	ARK Space Exploration & Innovation ETF
C000164426
Account Value [Line Items]
Line Graph and Table Measure Name				The 3D Printing ETF
C000164427
Account Value [Line Items]
Line Graph and Table Measure Name			ARK Israel Innovative Technology ETF
Nasdaq Healthcare Index
Account Value [Line Items]
Line Graph and Table Measure Name					Nasdaq Healthcare Index
Account Value					$ 10,000		$ 15,072	$ 13,740	$ 12,750	$ 18,356	$ 14,963	$ 11,694	$ 12,263	$ 10,778	$ 9,736	$ 12,110
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Account Value						$ 10,000	24,929	21,066	18,564	20,436	15,130	14,109	13,616	12,171	10,481	10,530
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Account Value					$ 10,000		25,100	21,211	18,691	20,577	15,234	14,207	13,710	12,254	10,553	10,602
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value						$ 10,000	33,459	27,392	24,237	25,416	18,628	16,638	15,408	13,255	11,423	10,815
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Account Value		$ 10,000					19,260	16,276	14,342	15,789	11,689	10,901
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 10,000						13,411	11,333	9,986	10,994
The Total 3-D Printing Index
Account Value [Line Items]
Line Graph and Table Measure Name				The Total 3-D Printing Index
Account Value				$ 10,000			11,189	13,154	12,554	20,433	11,963	11,717	12,653	12,976	10,022
ARK Israeli Innovation Index
Account Value [Line Items]
Line Graph and Table Measure Name			ARK Israeli Innovation Index
Account Value			$ 10,000				11,264	11,227	10,805	16,663	13,515	10,600	10,420
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Account Value					$ 10,000		25,100	21,211	18,691	20,577	15,234	14,207	13,710	12,254	10,553	10,602
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value					$ 10,000		33,135	27,127	24,003	25,170	18,447	16,477	15,258	13,127	11,312	10,711
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Account Value						$ 10,000	33,459	27,392	24,237	25,416	18,628	16,638	15,408	13,255	11,423	10,815
Nasdaq Industrials Index
Account Value [Line Items]
Line Graph and Table Measure Name						Nasdaq Industrials Index
Account Value						$ 10,000	27,895	26,077	25,160	29,699	22,962	18,020	16,948	14,200	11,936	11,599
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Account Value					$ 10,000		33,135	27,127	24,003	25,170	18,447	16,477	15,258	13,127	11,312	10,711
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Account Value						$ 10,000	24,929	21,066	18,564	20,436	15,130	14,109	13,616	12,171	10,481	$ 10,530
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 10,000					22,363	18,308	16,200	16,988	12,450	11,121
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,000						14,683	12,021	10,636	11,154
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net)
Account Value				$ 10,000			24,040	20,315	17,901	19,707	14,590	13,606	13,131	11,736	10,107
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Account Value				$ 10,000			29,392	24,063	21,292	22,328	16,364	14,616	13,535	$ 11,644	$ 10,034
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net)
Account Value			$ 10,000				19,285	16,297	14,361	15,810	11,705	10,915	10,534
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value			$ 10,000				$ 23,448	$ 19,196	$ 16,986	$ 17,812	$ 13,054	$ 11,660	$ 10,798